Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Cash equivalents
Derivative liabilities
Deferred revenue	902,778		902,778		907,948	1,391,860	$ 1,476,488
Accumulated deficit	29,777,110		29,777,110		23,833,656	17,052,086	$ 24,402,196
Revenues	1,113,458	$ 1,045,380	3,681,248	$ 4,620,646	6,022,669	7,929,137
Franchise advertising fund expenses	39,030		116,423
Advertising costs	$ 14,624	$ 3,638	$ 18,237	$ 23,237	$ 26,000	$ 609,000
Supplier Concentration Risk [Member] | Purchases [Member]
Concentration risk percentage	75.00%	81.00%	81.00%	77.00%	78.00%	82.00%
Restaurant Sales [Member]
Revenues	$ 821,684	$ 721,300	$ 2,438,284	$ 3,246,041	$ 3,869,758	$ 5,215,285
Royalties [Member]
Revenues	165,412	244,820	563,772	736,384
Franchise [Member]
Revenues	16,132	20,000	342,649	125,000
Rebates [Member]
Revenues	$ 71,200	59,260	$ 220,120	268,588	308,958	337,786
Technology Sales and Services [Member]
Other revenues		$ 0		$ 244,633	244,633	$ 725,685
New Revenue Standard Adjustment [Member]
Deferred revenue					568,540
Accumulated deficit					$ 568,540